Fair value measurements	12 Months Ended
Mar. 31, 2019
Fair Value Disclosures [Abstract]
Fair value measurements
13.	Fair value measurements

As discussed in Note 2, assets and liabilities subject to the accounting guidance for fair value measurements held by Sony are classified and accounted for as described below.

(1)	Assets and liabilities that are measured at fair value on a recurring basis

The following section describes the valuation techniques used by Sony to measure different financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified.

Debt securities, equity securities, and other investments

Where quoted prices are available in an active market, securities are classified in level 1 of the fair value hierarchy. Level 1 securities include exchange-traded equities. If quoted market prices are not available for the specific security or the market is inactive, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and mainly classified in level 2 of the hierarchy. Level 2 securities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, such as the majority of government bonds and corporate bonds. In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within level 3 of the fair value hierarchy. Level 3 securities primarily include certain securitized products, certain hybrid financial instruments, certain private equity investments, and certain domestic and foreign corporate bonds not classified within level 1 or level 2.

Derivatives

Exchange-traded derivatives valued using quoted prices are classified within level 1 of the fair value hierarchy. However, few classes of derivative contracts are listed on an exchange; thus, the majority of Sony’s derivative positions are valued using internally developed models that use as their basis readily observable market parameters — i.e., parameters that are actively quoted and can be validated to external sources, including industry pricing services. Depending on the types and contractual terms of derivatives, fair value can be modeled using a series of techniques, such as the Black-Scholes option pricing model, which are consistently applied. Where derivative products have been established for some time, Sony uses models that are widely accepted in the financial services industry. These models reflect the contractual terms of the derivatives, including the period to maturity, and market-based parameters such as interest rates, volatility, and the credit rating of the counterparty. Further, many of these models do not contain a high level of subjectivity as the techniques used in the models do not require significant judgment, and inputs to the model are readily observable from actively quoted markets. Such instruments are generally classified within level 2 of the fair value hierarchy.

In determining the fair value of Sony’s interest rate swap derivatives, Sony uses the present value of expected cash flows based on market observable interest rate yield curves commensurate with the term of each instrument. For foreign currency derivatives, Sony’s approach is to use forward contract and option valuation models employing market observable inputs, such as spot currency rates, time value and option volatilities. These derivatives are classified within level 2 since Sony primarily uses observable inputs in its valuation of its derivative assets and liabilities.

The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2018 and 2019 are as follows. Sony adopted ASU 2016-01 from April 1, 2018, and as a result, equity securities which were previously included in the trading securities category are included in the equity securities category as of March 31, 2019.

	Yen in millions
	March 31, 2018
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ liabilities	Other noncurrent assets/ liabilities
Assets:
Trading securities	712,113	335,949	—	1,048,062	1,048,062	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,409,610	—	1,409,610	20,473	1,389,137	—	—
Japanese local government bonds	—	67,569	—	67,569	8,548	59,021	—	—
Japanese corporate bonds	—	208,708	—	208,708	8,041	200,667	—	—
Foreign government bonds*1	—	69,539	—	69,539	—	69,539	—	—
Foreign corporate bonds*2	—	338,587	27,878	366,465	88,228	278,237	—	—
Securitized products*3	—	15,736	83,614	99,350	—	99,350	—	—
Equity securities	126,330	293	—	126,623	—	126,623	—	—
Other investments*4	6,192	5,099	9,104	20,395	—	20,395	—	—
Derivative assets*5	2,194	37,332	—	39,526	—	—	37,003	2,523

Total assets	846,829	2,488,422	120,596	3,455,847	1,173,352	2,242,969	37,003	2,523

Liabilities:
Derivative liabilities*5	1,407	34,317	—	35,724	—	—	20,550	15,174

Total liabilities	1,407	34,317	—	35,724	—	—	20,550	15,174

	Yen in millions
	March 31, 2019
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ liabilities	Other noncurrent assets/ liabilities
Assets:
Debt securities
Trading securities	22,105	212,012	—	234,117	234,117	—	—	—
Available-for-sale securities
Japanese national government bonds	—	1,643,589	—	1,643,589	18,719	1,624,870	—	—
Japanese local government bonds	—	67,497	—	67,497	7,768	59,729	—	—
Japanese corporate bonds	—	219,388	—	219,388	11,472	207,916	—	—
Foreign government bonds*1	—	161,495	—	161,495	3,984	157,511	—	—
Foreign corporate bonds*2	—	338,163	22,704	360,867	90,801	270,066	—	—
Securitized products*3	—	25,029	165,083	190,112	—	190,112	—	—
Other	—	4,688	—	4,688	—	4,688	—	—
Equity securities	1,037,100	135,794	—	1,172,894	951,390	221,504	—	—
Other investments*4	5,489	1,507	6,918	13,914	—	13,914	—	—
Derivative assets*5	444	10,042	—	10,486	—	—	9,431	1,055

Total assets	1,065,138	2,819,204	194,705	4,079,047	1,318,251	2,750,310	9,431	1,055

Liabilities:
Derivative liabilities*5	136	32,686	—	32,822	—	—	19,852	12,970

Total liabilities	136	32,686	—	32,822	—	—	19,852	12,970

*1

2,875 million yen and 4,910 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 for the fiscal years ended March 31, 2018 and 2019, respectively, and are included in the consolidated balance sheets as securities investments and other.

*2

160,470 million yen and 173,964 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 for the fiscal years ended March 31, 2018 and 2019, respectively. In the consolidated balance sheets, 25,955 million yen and 33,391 million yen are included as marketable securities and 134,515 million yen and 140,573 million yen are included as securities investment and other for the fiscal years ended March 31, 2018 and 2019, respectively.

*3

93,971 million yen and 185,195 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 and level 3 for the fiscal years ended March 31, 2018 and 2019, respectively, and are included in the consolidated balance sheets as securities investments and other.

*4	Other investments include certain hybrid financial instruments and certain private equity investments.

*5	Derivative assets and liabilities are recognized and disclosed on a gross basis.

*6

Net gains of 544 million yen and 85 million yen arising from financial instruments for which the fair value option has been elected are included in financial services revenue in the consolidated statements of income for the fiscal years ended March 31, 2018 and 2019, respectively.

Transfers into level 1 were 3,522 million yen and 1,769 million yen for the fiscal years ended March 31, 2018 and 2019, respectively, as quoted prices for certain trading debt securities and equity securities became available in an active market. Transfers out of level 1 were 3,086 million yen and 2,508 million yen for the fiscal years ended March 31, 2018 and 2019, respectively, as quoted prices for certain trading debt securities were not available in an active market.

The changes in fair value of level 3 assets and liabilities for the fiscal years ended March 31, 2018 and 2019 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2018
	Assets
	Available-for-sale securities
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds	Securitized products	Other investments
Beginning balance	1,310	41,177	15,192	10,483
Total realized and unrealized gains (losses):
Included in earnings*1	—	(307)	(3,032)	(65)
Included in other comprehensive income (loss)*2	—	(84)	1	(489)
Purchases	—	12,604	74,736	139
Sales	—	—	—	(10)
Settlements	—	(18,540)	(3,283)	(954)
Transfers into level 3*3	—	—	—	—
Transfers out of level 3*4	(1,310)	(6,972)	—	—

Ending balance	—	27,878	83,614	9,104

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*1	—	(468)	(2,278)	(65)

	Yen in millions
	Fiscal year ended March 31, 2019
	Assets
	Available-for-sale securities
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds	Securitized products	Other investments
Beginning balance	—	27,878	83,614	9,104
Total realized and unrealized gains (losses):
Included in earnings*1	—	465	562	276
Included in other comprehensive income (loss)*2	—	131	1	—
Purchases	—	5,787	94,696	4
Sales	—	—	—	(6)
Settlements	—	(10,435)	(13,601)	(2,460)
Transfers into level 3*3	—	20,863	5,284	—
Transfers out of level 3*4	—	(21,985)	(5,473)	—

Ending balance	—	22,704	165,083	6,918

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*1	—	219	510	441

*1	Earning effects are included in financial services revenue in the consolidated statements of income.

*2	Unrealized gains (losses) are included in unrealized gains (losses) on securities in the consolidated statements of comprehensive income.

*3

Certain corporate bonds and certain securitized products were transferred into level 3 because differences between the fair value determined by indicative quotes from dealers and the fair value determined by internally developed prices became significant and the observability of the inputs used decreased.

*4	Certain corporate bonds and certain securitized products were transferred out of level 3 because observable market data became available.

Level 3 assets include certain securitized products, certain private equity investments, and certain domestic and foreign corporate bonds for which quoted prices are not available in a market and where there is less transparency around inputs. In determining the fair value of such assets, Sony uses third-party information such as indicative quotes from dealers without adjustment. For validating the fair values, Sony primarily uses internal models which include management judgment or estimation of assumptions that market participants would use in pricing the asset.

(2)	Assets and liabilities that are measured at fair value on a nonrecurring basis

Sony also has assets and liabilities that are required to be remeasured to fair value on a nonrecurring basis when certain circumstances occur. During the fiscal years ended March 31, 2018 and 2019, such remeasurements to fair value related primarily to the following:

	During the fiscal year ended March 31, 2018
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Long-lived assets impairments	—	—	19,375	(53,741)

				(53,741)

	During the fiscal year ended March 31, 2019
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Long-lived assets impairments	—	—	4,389	(44,135)
Goodwill impairment	—	—	0	(5,107)

				(49,242)

Long-lived assets impairments

Sony recorded impairment losses of 23,860 million yen for the fiscal year ended March 31, 2017, included within the Semiconductors segment, related to long-lived assets in the camera module business asset group. Due to a decrease in the projected future demand of camera modules, Sony conducted a strategic review of the business and its market conditions. Following this review, Sony reduced the corresponding estimated future cash flows and the estimated ability to recover the entire carrying amount of the long-lived assets within the period applicable to the impairment determination, resulting in an impairment charge. Sony decided to halt all development and production of high-functionality camera modules for external sales during the fiscal year ended March 31, 2017.

Sony recorded an impairment loss of 31,341 million yen and 19,172 million yen for the fiscal years ended March 31, 2018 and 2019, respectively, included within the MC segment, related to long-lived assets in the smartphone business asset group. Due to smartphone sales results and changes in the business environment since January 2018 as well as the expectation of continued difficulty in the business environment thereafter, Sony conducted strategic reviews of its future profitability forecast for the smartphone business. Following these reviews, Sony reduced the corresponding estimated future cash flows of this business and the estimated ability to recover the carrying amount of the long-lived assets within the period applicable to the impairment determination, resulting in the impairment charges.

Sony recorded an impairment loss of 12,858 million yen for the fiscal year ended March 31, 2019, included within All Other, related to long-lived assets and goodwill in the storage media business asset group. As a result of conducting a strategic review of the business and evolving market trends, Sony reduced the corresponding estimated future cash flows of this business and the estimated ability to recover the entire carrying amount of the long-lived assets and goodwill within the period applicable to the impairment determination, resulting in an impairment charge for the fiscal year ended March 31, 2019.

These measurements are classified as level 3 because significant unobservable inputs, such as the condition of the assets or projections of future cash flows, the timing of such cash flows and the discount rate reflecting the risk inherent in future cash flows, were considered in the fair value measurements. For the fiscal year ended March 31, 2017, a discount rate of 10% and projected declining revenue rates ranging from (1)% to 8% were used in the fair value measurements related to the long-lived assets for the camera module business. For the fiscal year ended March 31, 2018, a discount rate of 8.5% and projected revenue growth rates ranging from (8)% to 6% were used in the fair value measurements related to the long-lived assets for the smartphone business. For the fiscal year ended March 31, 2019, a discount rate of 8.5% and projected revenue growth rates ranging from (26)% to 24% were used in the fair value measurements related to the long-lived assets for the smartphone business and a discount rate of 8.9% and projected revenue growth rates ranging from (34)% to 21% were used in the fair value measurements related to the long-lived assets and goodwill for the storage media business.

Goodwill impairments

Sony recorded an impairment loss of 112,069 million yen during the fiscal year ended March 31, 2017 against the goodwill of the Production & Distribution reporting unit in the Pictures segment. Refer to Note 9. Sony’s determination of the estimated fair value of the reporting unit was based on the present value of expected future cash flows including a terminal value which is based on an exit price using an earnings multiple applied to the final year of the forecasted earnings, and which also takes into consideration a control premium. These measurements are classified as level 3 because significant unobservable inputs, such as the projections of future cash flows, the timing of such cash flows, the earnings multiple, the growth rates beyond the forecast and mid-range plan periods, and the discount rate reflecting the risk inherent in future cash flows, were considered in the fair value measurements. An earnings multiple of 9.0x, growth rates beyond the forecast and mid-range plan periods ranging from 3.0% to 4.5% and a discount rate of 9.5% were used in the fair value measurement.

Remeasurement of previously owned equity interests

During the fiscal year ended March 31, 2019, Sony remeasured to fair value the previously owned equity interests in EMI in connection with EMI Music Publishing acquisition. The measurement is classified as level 3 because significant unobservable inputs, such as projections of future cash flows and market comparables of similar transactions and companies were considered in the fair value measurements. Refer to Note 25.

(3)	Financial instruments

The estimated fair values by fair value hierarchy level of certain financial instruments that are not reported at fair value are summarized as follows:

	Yen in millions
	March 31, 2018
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	1,686,842	—	1,686,842	1,522,415

Total assets	—	1,686,842	—	1,686,842	1,522,415

Liabilities:
Long-term debt including the current portion	—	877,576	—	877,576	848,973
Investment contracts included in policyholders’ account in the life insurance business	—	766,558	—	766,558	738,404

Total liabilities	—	1,644,134	—	1,644,134	1,587,377

	Yen in millions
	March 31, 2019
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	1,861,384	—	1,861,384	1,685,504

Total assets	—	1,861,384	—	1,861,384	1,685,504

Liabilities:
Long-term debt including the current portion	—	737,529	—	737,529	740,833
Investment contracts included in policyholders’ account in the life insurance business	—	877,157	—	877,157	816,903

Total liabilities	—	1,614,686	—	1,614,686	1,557,736

The summary excludes cash and cash equivalents, call loans, time deposits, notes and accounts receivable, trade and contract assets, call money, short-term borrowings, notes and accounts payable, trade and deposits from customers in the banking business because the carrying values of these financial instruments approximated their fair values due to their short-term nature. The summary also excludes held-to-maturity securities disclosed in Note 7.

Cash and cash equivalents, call loans and call money are classified in level 1. Time deposits, short-term borrowings, deposits from customers in the banking business are classified in level 2. Held-to-maturity securities, included in marketable securities and securities investments and other in the consolidated balance sheets, primarily include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, such as the majority of government bonds and corporate bonds and are substantially all classified in level 2. The fair values of housing loans in the banking business, included in securities investments and other in the consolidated balance sheets, were estimated based on the discounted future cash flows using interest rates reflecting London Interbank Offered Rate base yield curves with certain risk premiums. The fair values of long-term debt including the current portion and investment contracts included in policyholders’ account in the life insurance business were estimated based on either the market value or the discounted future cash flows using Sony’s current incremental borrowing rates for similar liabilities.